As filed with the Securities and Exchange Commission on April 1, 2011

Securities Act File No. 333-103022

Investment Company Act File No. 811-21295

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 149	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 150	☒
(Check appropriate box or boxes)

JPMORGAN TRUST I

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Gregory S. Samuels	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
270 Park Avenue	1095 Avenue of the Americas
New York, NY 10017	New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (b).
☐	on pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 149 relates to the following funds:

JPMorgan International Funds

JPMorgan Asia Equity Fund

JPMorgan China Region Fund

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Global Focus Fund

JPMorgan India Fund

JPMorgan International Currency Income Fund

JPMorgan International Equity Fund

JPMorgan International Opportunities Fund

JPMorgan International Opportunities Plus Fund

JPMorgan International Realty Fund

JPMorgan International Small Cap Equity Fund

JPMorgan International Value Fund

JPMorgan International Value SMA Fund

JPMorgan Intrepid European Fund

JPMorgan Intrepid International Fund

JPMorgan Latin America Fund

JPMorgan Russia Fund

JPMorgan Tax Aware Funds

JPMorgan Tax Aware Disciplined Equity Fund

JPMorgan Tax Aware Real Return Fund

JPMorgan Tax Aware U.S. Equity Fund

JPMorgan Tax Aware Real Return SMA Fund

JPMorgan Specialty Funds

Highbridge Statistical Market Neutral Fund

Highbridge Dynamic Commodities Strategy Fund

JPMorgan Research Market Neutral Fund

JPMorgan Research Equity Long/Short Fund

JPMorgan Funds

JPMorgan Income Builder Fund

JPMorgan Strategic Preservation Fund

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust I, certifies that it meets all the requirements of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 1st day of April, 2011.

JPMORGAN TRUST I

By:	PATRICIA A. MALESKI*
Patricia A. Maleski
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 1, 2011.

	WILLIAM J. ARMSTRONG*		WILLIAM G. MORTON, JR.*
	William J. Armstrong Trustee		William G. Morton, Jr. Trustee

	JOHN F. FINN*		ROBERT A. ODEN, JR.*
	John F. Finn Trustee		Robert A. Oden, Jr. Trustee

	DR. MATTHEW GOLDSTEIN*		FERGUS REID, III*
	Dr. Matthew Goldstein Trustee		Fergus Reid, III Trustee and Chairman

	ROBERT J. HIGGINS*		FREDERICK W. RUEBECK*
	Robert J. Higgins* Trustee		Frederick W. Ruebeck Trustee

	FRANKIE D. HUGHES*		JAMES J. SCHONBACHLER*
	Frankie D. Hughes Trustee		James J. Schonbachler Trustee

	PETER C. MARSHALL*		LEONARD M. SPALDING, JR.*
	Peter C. Marshall Trustee		Leonard M. Spalding, Jr. Trustee

	MARILYN MCCOY*	By	PATRICIA A. MALESKI*
	Marilyn McCoy Trustee		Patricia A. Maleski President and Principal Executive Officer

By	JOY C. DOWD*
Joy C. Dowd
Treasurer and Principal Financial Officer

*By	/s/ GREGORY S. SAMUELS
Gregory S. Samuels
Attorney-in-Fact

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase